Sarah R. Crespi State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

September 11, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the iShares High Yield High Beta ETF and iShares High Yield Low Beta ETF, each dated September 11, 2017, do not differ from those contained in Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on September 11, 2017.

Series	Post-Effective Amendment No.
iShares High Yield High Beta ETF	1,816
iShares High Yield Low Beta ETF	1,817

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.